TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pretax income	$ 3,985,403	$ 8,721,068	$ 4,015,418
Income tax description	the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the tax year ended December 23, 2021, Kuangre SH is qualified as a High and New Technology Enterprise (“HNTE”) and is subject to a favorable income tax rate of 15%. Kuangre SH’s HNTE certification is valid for three years starting from December 2021 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, enterprises newly established in the Western Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in West area” shall be subject to a favorable income tax rate of 15% from January 1, 2021 to December 31, 2030. Haohan CQ and Fanfengjian CQ are established in the Western Development Zone and they are subject to a favorable income tax rate of 15% to December 31, 2030. Ruojintang and Octopus Cat are eligible for the preferential tax policies as small-scale taxpayers for the year ended June 30, 2025. As small-scale taxpayers, 25% of the annual taxable income of RMB 3 million or less will be included in the taxable income, and the enterprise income tax will be paid at the rate of 20%, which is essentially resulting in a favorable income tax rate of 5%. This preferential treatment is effective until December 31, 2027. The Company’s remaining subsidiaries are subject to corporate income tax at the PRC unified rate of 25%.
Change in valuation allowance	$ 599,806	414,719	235,240
Net operating loss carryforwards	10,336,667	13,315,441
Deferred tax assets from net operating loss carryforwards	1,750,527	2,353,678
Valuation allowances	1,753,872	2,353,678
SINGAPORE
Pretax income
HONG KONG
Income tax description	the first HK$2 million of profits earned will be taxed at half the current rate (i.e., 8.25%), while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong.